Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Tax (expense) recovery [Table Text Block]
	Year ended
	December 31, 2025	December 31, 2024
Income tax recovery	-	2,813
Deferred income tax (expense) recovery	(17,063)	17,867
Total	$(17,063)	$20,680

Disclosure of detailed information about effective income tax (expense) recovery [Table Text Block]
	Year Ended
	December 31, 2025	December 31, 2024
Net loss before tax	$(51,675)	$(71,245)
Expected income tax recovery based on statutory rate	13,694	18,880
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(134)	(2,382)
Tax effect of unrecognized temporary differences and tax losses	(34,104)	(1,690)
Tax incentives and tax loss benefit not previously recognized	-	2,914
Effect of tax rates in foreign jurisdictions	1,173	3,331
Foreign exchange and other	2,308	(373)
Income tax (expense) recovery	$(17,063)	$20,680

Disclosure of detailed information about deferred income tax balances [Table Text Block]
	Year ended	2024
	December 31, 2025	December 31, 2024
Net deferred income tax asset, beginning of the year	22,075	7,495
Deferred income tax (expense) recovery	(17,063)	17,867
Effect of foreign exchange	-	(3,287)
Net deferred income tax asset, end of the year	5,012	22,075

	December 31, 2025	December 31, 2024
Deferred income tax asset	5,012	22,075
Net deferred income tax asset	5,012	22,075

Disclosure of detailed information about changes in deferred income tax balances [Table Text Block]
	December 31, 2025	December 31, 2024
Brazil
Recognized deferred tax assets:
Non-capital losses	$15,343	$28,493
Mine properties	1,422	1,235
Recognized deferred tax liabilities:
Transitional tax regime	(12,099)	(6,985)
Provisions	(4,666)	(4,124)
	$-	$18,619
Canada
Recognized deferred tax assets:
Non-capital losses	$4,991	$3,433
U.S.
Recognized deferred tax assets:
Non-capital losses	$7	$1,038
Provisions and other	21	23
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(7)	(1,038)
	$21	$23

Net deferred income tax asset	$5,012	$22,075

Disclosure of detailed information about deductible temporary differences [Table Text Block]
	December 31, 2025	December 31, 2024
Canada
Non-capital loss carry-forwards	$24,358	$32,408
Mine properties, plant and equipment	18,394	17,574
Capital losses	12,260	12,260
Vanadium assets	6,168	6,608
ITCs	284	270
Share issue costs	520	214
Ireland
Non-capital loss carry-forwards	$34,294	$24,715
Mine properties, plant and equipment	$1	$1
U.S.
Non-capital loss carry-forwards	$76,743	$59,845
Inventory	-	7,116
Provisions and other	2,702	1,180
Mine properties, plant and equipment	-	501

Disclosure of detailed information about expiration period of non-capital losses [Table Text Block]
Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2034	$10,648	2038	$11,315	2042	$332
2035	132	2039	13,751	2043	1,261
2036	2,754	2040	35	2044	1,272
2037	3,848	2041	75	2045	701
					$46,124